Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 661-7144
Facsimile: (202) 737-5184

August 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Global Equity Long/Short Master Fund
File No.

Dear Sir or Madam:

Filed herewith, on behalf of Global Equity Long/Short Master Fund, a Delaware statutory trust (the “Fund”), and in connection with the registration of the Fund under the Investment Company Act of 1940 (the “1940 Act”), please find an initial registration statement on Form N-2 (the “registration statement”).  We are also filing contemporaneously with the registration statement a Notification of Registration Filed Pursuant to Section 8(a) of the 1940 Act for the Fund.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 661-7144.

Sincerely,

/s/ Young Seo
Young Seo

Attachment
cc:	Bibb L. Strench